Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	PyroGenesis Canada Inc.
Entity Central Index Key	0001743344
Document Type	40-F/A
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	No